Capital Stock - Repurchases (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity, Class of Treasury Stock [Line Items]
Number of shares purchased (in shares)	23.0	32.3	45.1
Amount of repurchases under the program	$ 1,407.7	$ 1,417.5	$ 1,813.0
Repurchase authorizations remaining at period end	597.0	504.7	422.2
Authorization Date September 2013 [Member]
Equity, Class of Treasury Stock [Line Items]
Purchases not to exceed	750.0
Number of shares purchased (in shares)	2.3	0	0
Amount of repurchases under the program	153.0	0	0
Authorization Date February 2013 [Member]
Equity, Class of Treasury Stock [Line Items]
Purchases not to exceed	750.0
Number of shares purchased (in shares)	11.6	0	0
Amount of repurchases under the program	750.0	0	0
Authorization Date July 2012 [Member]
Equity, Class of Treasury Stock [Line Items]
Purchases not to exceed	750.0
Number of shares purchased (in shares)	9.1	5.3	0
Amount of repurchases under the program	504.7	245.3	0
Authorization Date February 2012 [Member]
Equity, Class of Treasury Stock [Line Items]
Purchases not to exceed	750.0
Number of shares purchased (in shares)	0	17.8	0
Amount of repurchases under the program	0	750.0	0
Authorization Date May 2011 [Member]
Equity, Class of Treasury Stock [Line Items]
Purchases not to exceed	750.0
Number of shares purchased (in shares)	0	0	19.3
Amount of repurchases under the program	0	0	750.0
Authorization Date December 2010 [Member]
Equity, Class of Treasury Stock [Line Items]
Purchases not to exceed	750.0
Number of shares purchased (in shares)	0	0	17.9
Amount of repurchases under the program	0	0	735.2
Authorization Date September 2011 [Member]
Equity, Class of Treasury Stock [Line Items]
Purchases not to exceed	750.0
Number of shares purchased (in shares)	0	9.2	7.9
Amount of repurchases under the program	$ 0	$ 422.2	$ 327.8